SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reportable Segment (Details) - segment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of reportable segments	1	1